Share capital (Tables)	3 Months Ended
Mar. 31, 2018
Stock Options - Number/Weighted Average Exercise Price
	Number of options	Weighted average exercise price (CAD)
Outstanding, December 31, 2017	9,364,433	$3.47
Granted	430,000	2.85
Forfeited or expired	(2,244,200)	3.73
Outstanding, March 31, 2018	7,550,233	$3.36

Earnings Per Share
Three months ended March 31,
	2018	2017 (Restated – note 12)
Net loss attributable to Nevsun shareholders	$(4,502)	$(11,574)
Effect of dilutive securities	-	-
Diluted net loss attributable to Nevsun shareholders	$(4,502)	$(11,574)
Weighted average number of common shares outstanding for the purpose of basic loss per share (000s)	302,301	301,791
Dilutive options and stock appreciation rights	-	-
Weighted average number of common shares outstanding for the purpose of diluted loss per share (000s)	302,301	301,791
Loss per share
Basic	$(0.01)	$(0.04)
Diluted	(0.01)	(0.04)